Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000028811 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028811 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028811 | Royal Bank of Canada, Commodity Index Linked Senior Unsecured NotesFR_78011GCD7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028811 | BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured NotesFR_05619J6H8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028811 | Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured NotesFR_13605VGU1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028811 | Bank of Montreal, Commodity Index Linked Senior Unsecured NotesFR_06367UEX1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028811 | BofA Finance LLC, Commodity Index Linked Senior Unsecured NotesFR_09709PBM0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028811 | Goldman Sachs International, Commodity Index Linked Senior Unsecured NotesFR_955JKHII7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028811 | U.S. Treasury Floating Rate NotesFR_91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028811 | U.S. Treasury Floating Rate NotesFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028811 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	54.10%
C000028811 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000028811 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000028811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028812 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028812 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028812 | Royal Bank of Canada, Commodity Index Linked Senior Unsecured NotesFR_78011GCD7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028812 | BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured NotesFR_05619J6H8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028812 | Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured NotesFR_13605VGU1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028812 | Bank of Montreal, Commodity Index Linked Senior Unsecured NotesFR_06367UEX1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028812 | BofA Finance LLC, Commodity Index Linked Senior Unsecured NotesFR_09709PBM0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028812 | Goldman Sachs International, Commodity Index Linked Senior Unsecured NotesFR_955JKHII7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028812 | U.S. Treasury Floating Rate NotesFR_91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028812 | U.S. Treasury Floating Rate NotesFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028812 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	54.10%
C000028812 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000028812 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000028812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028810 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028810 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028810 | Royal Bank of Canada, Commodity Index Linked Senior Unsecured NotesFR_78011GCD7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028810 | BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured NotesFR_05619J6H8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028810 | Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured NotesFR_13605VGU1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028810 | Bank of Montreal, Commodity Index Linked Senior Unsecured NotesFR_06367UEX1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028810 | BofA Finance LLC, Commodity Index Linked Senior Unsecured NotesFR_09709PBM0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028810 | Goldman Sachs International, Commodity Index Linked Senior Unsecured NotesFR_955JKHII7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028810 | U.S. Treasury Floating Rate NotesFR_91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028810 | U.S. Treasury Floating Rate NotesFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028810 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	54.10%
C000028810 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000028810 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000028810 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%